Income taxes - Schedule of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Statutory income tax rate	$ (6,176)
Tax effect of permanent difference	1,764
Tax effect of tax exempt in Cayman and BVI	1,986
Effective income taxes	$ (1,502)	$ 27	$ (140)
Percentage
U.S. Statutory rates	21.00%	21.00%	21.00%
Foreign income not recognized in USA		21.00%	21.00%
China income taxes (including Hong Kong SAR)		5.10%	7.70%
Australia income taxes		0.10%	0.20%
Impact of tax rate in other jurisdictions		(15.80%)	(2.10%)
Tax effect of non-deductible expenses	6.00%	11.10%	1.60%
Valuation allowance		(0.70%)
Tax effect of tax exempt	(6.80%)
Under provision in respect of prior years			0.10%
Effective income taxes	(5.10%)	0.20%	(7.50%)
Foreign Country
Amount
Effective income taxes	$ (72)	$ (288)	$ (110)
Hong Kong
Amount
Statutory income tax rate difference	875
Changes in valuation allowance	$ (31)
Percentage
China income taxes (including Hong Kong SAR)	3.00%
Valuation allowance	(0.20%)
Other foreign jurisdictions
Amount
Statutory income tax rate difference	$ 68
Changes in valuation allowance	$ 12
Percentage
China income taxes (including Hong Kong SAR)	0.20%
Valuation allowance	0.10%